UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

              NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
               RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)

                       c/o Neuberger Berman Management LLC
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

               (Address of Principal Executive Office - Zip Code)

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission ("Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to relief granted by the Commission staff fewer than 30 days prior to the dates set for redemption.

(1) TITLE OF CLASS OF SECURITIES OF NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC. ("FUND") TO BE REDEEMED:

Auction Market Preferred Shares, liquidation preference $25,000 per shares ("AMPS"), as identified by series and CUSIP in Table A below.

                                    TABLE A

--------------------------------------------------------------------------------
                                TOTAL SHARES
SERIES          CUSIP           TO BE REDEEMED          REDEMPTION DATE
--------------------------------------------------------------------------------
Series A        64190A202       481                     October 31, 2008
--------------------------------------------------------------------------------
Series B        64190A608       452                     October 31, 2008
--------------------------------------------------------------------------------
Series C        64190A301       481                     October 30, 2008
--------------------------------------------------------------------------------
Series D        64190A707       452                     October 30, 2008
--------------------------------------------------------------------------------
Series E        64190A806       452                     October 29, 2008
--------------------------------------------------------------------------------
Series F        64190A889       452                     October 30, 2008
--------------------------------------------------------------------------------
Series G        64190A400       481                     October 31, 2008
--------------------------------------------------------------------------------
Series H        64190A509       481                     October 29, 2008
--------------------------------------------------------------------------------

(2) DATE ON WHICH THE SECURITIES ARE TO BE REDEEMED:

See Table A above for the dates on which the Fund currently intends to redeem shares of each series of AMPS.

(3) APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE REDEEMED:

The applicable provisions are in Part 1, Section 11 of the Fund's Articles Supplementary Creating and Fixing the Rights of Auction Market Preferred Shares.

(4) NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund currently intends to redeem the number of AMPS set forth in Table A above. The Fund is advised that The Depository Trust Company ("DTC"), holder of record of the AMPS, will determine by random lottery how any redemption will be allocated among each participant broker-dealer account that holds AMPS and each participant broker-dealer, as nominee for underlying beneficial owners, will determine how any redeemed AMPS will be allocated among those beneficial owners. The procedures used by participant broker-dealers to allocate redeemed AMPS among their clients may differ from each other and from the procedures used by DTC.

                                *       *       *

Please note that this notice serves only to disclose a proposed redemption of AMPS. The redemption of AMPS remains subject to certain conditions.

                                    SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 27th day of October 2008.

                                     Neuberger Berman Real Estate Securities
                                     Income Fund Inc.


                                     By:    /s/ Claudia A. Brandon
                                          ----------------------------------
                                     Name:  Claudia A. Brandon
                                     Title: Secretary